Shareholders' Equity (Details) - Schedule of RSU’s activity - RSUs [Member]	12 Months Ended
Dec. 31, 2020 shares
Shareholders' Equity (Details) - Schedule of RSU’s activity [Line Items]
Unvested at beginning of year	678,303
Granted	455,501
Vested	(248,199)
Forfeited	(51,284)
Unvested at the end of the year	834,321